Segment information (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables include the results for the segments for the three months ended March 31, 2015 and 2014.

	Three months ended March 31, 2015
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$11,535	10,169	—	21,704	(10,169)	$11,535
Construction contract revenues	—	—	—	—	—	—
Total revenues	11,535	10,169	—	21,704		11,535
Operating expenses	(2,795)	(2,135)	(1,564)	(6,494)	2,135	(4,359)
Construction contract expenses	—	—	—	—	—	—
Equity in earnings of joint ventures	—	—	—	—	(2,122)	(2,122)
Segment EBITDA	8,740	8,034	(1,564)	15,210
Depreciation and amortization	(8)	(2,177)	—	(2,185)	2,177	(8)
Operating income (loss)	8,732	5,857	(1,564)	13,025		5,046
Gain (loss) on derivative instruments	121	(3,932)	—	(3,811)	3,932	121
Other financial income (expense), net	(4,701)	(4,047)	2,129	(6,619)	4,047	(2,572)
Income (loss) before tax	4,152	(2,122)	565	2,595	—	2,595
Income tax expense	(177)	—	—	(177)	—	(177)
Net income (loss)	$3,975	(2,122)	565	2,418	—	$2,418

	Three months ended March 31, 2014
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$—	10,249	—	10,249	(10,249)	$—
Construction contract revenues	29,127	—	—	29,127	—	29,127
Total revenues	29,127	10,249	—	39,376		29,127
Operating expenses	(1,331)	(2,145)	(2,817)	(6,293)	2,145	(4,148)
Construction contract expenses	(24,661)	—	—	(24,661)	—	(24,661)
Equity in earnings of joint ventures	—	—	—	—	(1,671)	(1,671)
Segment EBITDA	3,135	8,104	(2,817)	8,422
Depreciation and amortization	(8)	(2,285)	—	(2,293)	2,285	(8)
Operating income (loss)	3,127	5,819	(2,817)	6,129		(1,361)
Gain (loss) on derivative instruments	—	(3,154)	—	(3,154)	3,154	—
Other financial income (expense), net	(461)	(4,336)	466	(4,331)	4,336	5
Income (loss) before tax	2,666	(1,671)	(2,351)	(1,356)	—	(1,356)
Income tax expense	(408)	—	—	(408)	—	(408)
Net income (loss)	$2,258	(1,671)	(2,351)	(1,764)	—	$(1,764)

Schedule Of Segment Reporting Information Total Assets By Segment [Table Text Block]
	As of March 31, 2015
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	279,417	—	279,417	(279,417)	—
Net investment in direct financing lease	294,962	—	—	294,962	—	294,962
Advances to joint ventures	—	—	17,586	17,586	—	17,586
Total assets	378,216	300,701	184,754	863,670	(300,701)	562,970
Accumulated losses of joint ventures	—	—	50	50	(61,802)	(61,752)
Expenditures for newbuildings, vessels & equipment	455	4,091	—	4,546	(4,091)	455
Expenditures for drydocking	—	221	—	221	(221)	—
Principal repayment direct financing lease	$680	—	—	680	—	$680

	As of December 31, 2014
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	279,670	—	279,670	(279,670)	—
Net investment in direct financing lease	295,188	—	—	295,188	—	295,188
Advances to joint ventures	—	—	18,952	18,952	—	18,952
Total assets	377,626	300,327	190,589	868,542	(300,327)	568,215
Accumulated losses of joint ventures	—	—	50	50	(59,680)	(59,630)
Expenditures for newbuildings, vessels & equipment	172,173	2,358	—	174,531	(2,358)	172,173
Expenditures for drydocking	—	—	—	—	—	—
Principal repayment direct financing lease	$1,311	—	—	1,311	—	$1,311